Share Capital - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands										12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Oct. 24, 2019	Sep. 30, 2019	Feb. 28, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital [Line Items]
Stock Conversion Ratio										1 PVS for 200 SVS
Proceeds from issue of ordinary shares										$ 3,500
Number Of Shares Issued During The Period New Issues										700,000
Weighted average share price										$ 4.70
Payments for share issue costs								$ 3,200		$ 200
Number Of units Issued During The Period New Issues								7,400,000
Unit Price								$ 7.55
Value Of units Issued During The Period New Issues								55.5
Proceeds From Issuance of Equity							$ 900	$ 52,300
Payments For Commission And Other Fees								49,200
Payments for share issue costs								$ 3,200		$ 200
Warrant Exercise Price							600,000
Additional Warrant Exercise Price							1,640,000
Number of warrants, Excercised										(270,635)	(169,545)
Value Of Warrant Exercised During The Period										$ 2,500
Foreign Exchange Gain Loss On Sale Of Equity										$ 500
Number Of Warrants Outstanding										6,183,149	6,453,784	397,079
Dividendsgnised as distributions to non-controlling interests										$ 1,800
Number Of Redeemable Units Redeemed During The Period										15.7	1,700,000
Percentage Of Decrease In Noncontrolling Interest										0.70%
Number of warrants, Issued											6,226,250
Two Thousand Nineteen Unit Holders [Member]
Share Capital [Line Items]
Dividends recognised as distributions to owners										$ 9,500
Two Thousand Twenty Unit Holders [Member]
Share Capital [Line Items]
Dividendsgnised as distributions to non-controlling interests										$ 7,200
Two Thousand Eighteen Unit Holders [Member]
Share Capital [Line Items]
Dividendsgnised as distributions to non-controlling interests											$ 3,600
Equityclassified warrants [Member]
Share Capital [Line Items]
Number of warrants, Excercised										200,000
Value Of Warrant Exercised During The Period										$ 1,400
Foreign Exchange Gain Loss On Sale Of Equity										13
Increase Decrease In Equity										$ 2,000
Number of warrants, Issued										0	0
Broker warrants [Member]
Share Capital [Line Items]
Number of warrants, Excercised											35,000,000
Value Of Warrant Exercised During The Period											$ 200
Foreign Exchange Gain Loss On Sale Of Equity											35
Increase Decrease In Equity											$ 400
MedMar Inc Lakeview [Member]
Share Capital [Line Items]
Number Of Shares Issued During The Period Acquisitions					3,000,000
Cresco Labs Inc [Member]
Share Capital [Line Items]
Percentage Of Decrease In Noncontrolling Interest										6.10%
PDI Medical III LLC [Member]
Share Capital [Line Items]
Perecentage of ownership interests held by non-controlling interests			0.00%			2.00%			1.00%
PDI Medical III LLC [Member] | Bottom of range [member]
Share Capital [Line Items]
Perecentage of ownership interests held by non-controlling interests									10.00%
PDI Medical III LLC [Member] | Top of range [member]
Share Capital [Line Items]
Perecentage of ownership interests held by non-controlling interests												11.00%
Phoenix Farms of Illinois LLC [Member]
Share Capital [Line Items]
Perecentage of ownership interests held by non-controlling interests				10.00%
Consideration paid (received)				$ 600					$ 200
Phoenix Farms of Illinois LLC [Member] | Retained earnings [member]
Share Capital [Line Items]
Increase Decrease In Equity									200
Phoenix Farms of Illinois LLC [Member] | Non- controlling interests [member]
Share Capital [Line Items]
Increase Decrease In Equity									$ 34
Special Subordinate Voting Shares [Member]
Share Capital [Line Items]
Description Of Voting Rights										0.00001
Conversion Of Stock, Shares Converted										1,000
Conversion Of Stock, Amount Converted										$ 3
Proportionate Voting Shares [Member]
Share Capital [Line Items]
Description Of Voting Rights Conversion										200
Conversion Of Stock, Shares Converted										0.1	0.2
Proportionate Voting Shares [Member] | Gloucester Street Capital, LLC [Member] | Deferred Consieration [Member]
Share Capital [Line Items]
Number Of Shares Issued During The Period Acquisitions										300,000
Value Of Shares Issued During The Period Acquisitions										$ 1,200
Proportionate Voting Shares [Member] | Cresco Labs Inc [Member]
Share Capital [Line Items]
Number Of Shares Issued During The Period Acquisitions										8,700,000
Value Of Shares Issued During The Period Acquisitions										$ 48,900
Super Voting Shares [Member]
Share Capital [Line Items]
Description Of Voting Rights										2,000
Subordinate Voting Shares [Member]
Share Capital [Line Items]
Description Of Voting Rights										one
Conversion Of Stock, Shares Issued On Conversion										28.9	37.1
Proceeds from issue of ordinary shares										$ 200
Number Of Shares Issued During The Period New Issues				300,000						1,600,000
Number Of Shares Valued During The Period New Issues				1,000,000
Number Of Shares Issued During The Period Acquisitions										66,500,000
Value Of Shares Issued During The Period Acquisitions										$ 396,600
Number Of units Issued During The Period New Issues										44,000
Value Of units Issued During The Period New Issues										7.2
Subordinate Voting Shares [Member] | TSC Cresco, LLC [Member]
Share Capital [Line Items]
Number Of Shares Issued During The Period For Renewal Of Distribution Agreement	200,000
Value Of Shares Issued During The Period For Renewal Of Distribution Agreement	$ 2,500
Subordinate Voting Shares [Member] | MedMar Inc Lakeview [Member]
Share Capital [Line Items]
Number Of Shares Issued During The Period Acquisitions		19,000			100,000					100,000
Value Of Shares Issued During The Period Acquisitions		$ 100			$ 400					$ 1,100
Subordinate Voting Shares [Member] | Gloucester Street Capital, LLC [Member] | Contingent consideration [member]
Share Capital [Line Items]
Number Of Shares Issued During The Period Acquisitions				500,000
Value Of Shares Issued During The Period Acquisitions				$ 1,500
Subordinate Voting Shares [Member] | Tryke Companies LLC and certain subsidiaries and affiliates [Member]
Share Capital [Line Items]
Number Of Shares Issued During The Period Acquisitions					300,000
Value Of Shares Issued During The Period Acquisitions					$ 1,300
Subordinate Voting Shares [Member] | Cub City, LLC [Member]
Share Capital [Line Items]
Number Of Shares Issued During The Period Acquisitions				800,000
Value Of Shares Issued During The Period Acquisitions				$ 2,200
Subordinate Voting Shares [Member] | Origin House [Member]
Share Capital [Line Items]
Number Of Shares Issued During The Period Acquisitions										800,000
Number Of Shares Canceled During The Period New Issues										200,000
Value Of Shares canceled During The Period New Issues										$ 900
Subordinate Voting Shares [Member] | ATM Offering [Member]
Share Capital [Line Items]
Proceeds from issue of ordinary shares											$ 55,000